Taxation	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Taxation
Taxation

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	£'000s	£'000s	£'000s
Analysis of tax credit for the year
Current tax:
U.K. tax credit	(4,290)	(5,006)	(1,067)
U.S. tax charge	30	306	129
Adjustment in respect of prior periods	28	(6)	(16)
Total tax credit	(4,232)	(4,706)	(954)

The difference between the total tax shown above and the amount calculated by applying the standard rate of tax to the loss before tax is as follows:
Factors affecting the tax credit for the year
Loss on ordinary activities before taxation	(24,133)	(25,203)	(5,973)
Multiplied by standard rate of corporation tax of 19% (2017: 19.25% and 2016: 20%)	(4,585)	(4,852)	(1,195)
Effects of:
Non-deductible expenses	540	675	292
Fair value adjustment on derivative financial instruments	232	(1,280)	(214)
Research and development incentive	(1,846)	(2,116)	(427)
Temporary differences not recognized	(3)	(2)	(4)
Difference in overseas tax rates	8	136	56
Tax losses carried forward not recognized	1,394	2,739	554
Adjustment in respect of prior periods	28	(6)	(16)
Total tax credit	(4,232)	(4,706)	(954)

U.K. corporation tax is charged at 19% (2017: 19.25% and 2016: 20.00%) and U.S. federal and state tax at 27.6% (2017 and 2016: 35%).
The following tables represent deferred tax balances recognized in the Consolidated Statement of Financial Position. There were no movements in either the deferred tax asset or the deferred tax liability.

	As at December 31, 2018	As at December 31, 2017
	£'000s	£'000s
Deferred tax assets	250	250
Deferred tax liabilities	(250)	(250)
Net balances	—	—
The deferred tax liability relates to the difference between the accounting and tax bases of the IP R&D intangible asset. A deferred tax asset relating to UK tax losses has been recognized and offset against the liability.
Factors that may affect future tax charges
The Company has U.K. tax losses available for offset against future profits in the United Kingdom. However an additional deferred tax asset has not been recognized in respect of such items due to uncertainty of future profit streams. As of December 31, 2018, the unrecognized deferred tax asset at 17% is estimated to be £6.65 million (2017: £5.43 million at 17%).